Non-Current Other Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Defined benefit pension obligations, net (note 9)	$ 6,061	$ 8,952
Other non-current liabilities	11,050	14,800
Non-current other liabilities	$ 17,111	$ 23,752